Note 18 - Fair Value Measurements and Fair Values of Financial Instruments - Additional Quantitative Information About Assets Measured at Fair Value on a Nonrecurring Basis (Details) - Appraisal of Collateral [Member] - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Impaired Loans [Member]
Total fair value		$ 1,895	$ 1,151
Valuation techniques	[1]	Appraisal of collateral (1)	Appraisal of collateral (1)
Unobservable input	[2]	Appraisal adjustments (2)	Appraisal adjustments (2)
Impaired Loans [Member] | Minimum [Member]
Unobservable input, range		0.00%	0.00%
Impaired Loans [Member] | Maximum [Member]
Unobservable input, range		22.00%	25.00%
Impaired Loans [Member] | Weighted Average [Member]
Unobservable input, range		2.00%	3.00%
Other Real Estate Owned [Member]
Total fair value		$ 435	$ 1,410
Valuation techniques	[1]	Appraisal of collateral (1)	Appraisal of collateral (1)
Unobservable input	[2]	Appraisal adjustments (2)	Appraisal adjustments (2)
Other Real Estate Owned [Member] | Minimum [Member]
Unobservable input, range		0.00%	0.00%
Other Real Estate Owned [Member] | Maximum [Member]
Unobservable input, range		29.00%	29.00%
Other Real Estate Owned [Member] | Weighted Average [Member]
Unobservable input, range		12.00%	5.00%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.